Long-Term Debt, Net - Kelty Loan Agreement (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2010
Disclosure of detailed information about borrowings [line items]
Proceeds from sale of a subsidiary			$ 0	$ 374,000	$ 5,348,000
Interest paid			(3,309,000)	(1,730,000)	(2,363,000)
Gain from sale of subsidiary			0	2,257,000	$ 0
Borrowings			$ 41,538,000	$ 65,572,000
Kelty Marine Limited
Disclosure of detailed information about borrowings [line items]
Management daily fee		$ 900,000
Commerzbank
Disclosure of detailed information about borrowings [line items]
Borrowings, Face amount						$ 26,650,000
Accrued interest	$ 122,000
Proceeds from sale of a subsidiary	6,860,000
Interest paid	40,700
Borrowings	$ 15,650,000